Indebtedness and Credit Agreements - Continuing operations and discontinued operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 04, 2017	Feb. 27, 2016
Indebtedness and Credit Agreements
Long-term Debt, Total	$ 7,263,378	$ 6,914,483
Capital Lease Obligations, Total	65,315	79,653
Total Debt	7,328,693	6,994,136
Amounts reclassified as current and noncurrent liabilities held for sale in connection with the Sale, Debt	(4,027,400)	(4,027,400)
Amounts reclassified as current and noncurrent liabilities held for sale in connection with the Sale, Lease Financing Obligations	(10,492)	(15,143)
Amounts reclassified as current and noncurrent liabilities held for sale in connection with the Sale, Total Debt and Lease Financing Obligations	(4,037,892)	(4,042,543)
Total debt and lease financing obligations, debt	3,235,978	2,887,083
Total debt and lease financing obligations, lease financing obligations	54,823	64,510
Total debt and lease financing obligations	3,290,801	2,951,593
Current maturities of long-term debt - continuing operations	(90)	(90)
Lease financing obligations - continuing operations	(17,619)	(23,146)
Current maturities of long-term debt and lease financing obligations - continuing operations	(17,709)	(23,236)
Long-term debt, less current maturities - continuing operations	3,235,888	2,886,993
Lease financing obligations, less current maturities - continuing operations	37,204	41,364
Long-term debt and lease financing obligations, less current maturities - continuing operations	3,273,092	2,928,357
Excess cash proceeds from sale of debt	4,027,400
Estimated excess cash proceeds from sale of debt	$ 4,027,400	$ 4,027,400